Other Investments (Schedule of Gross Unrealized Losses on, and Related Fair Value of Available-For-Sale Securities) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Fair Value	¥ 9,908	¥ 722
Fair Value
Gross Unrealized Holding Losses	1,131	52
Gross Unrealized Holding Losses
The securities in a continuous unrealized loss position, financial institutions	11
The securities in a continuous unrealized loss position, others	10
The duration of loss position (months)	1
The severity of decline	12.50%
Valuation losses on other investments recognized to reflect the decline in fair value	1,758	143	8,618
Conversion ratio of common shares		0.191
Gain on nonmonetary exchange of securities	2,774
Equity Securities [Member]
Fair Value	9,283	22
Fair Value
Gross Unrealized Holding Losses	1,089	11
Gross Unrealized Holding Losses
Other Equity Securities [Member]
Fair Value	625	700
Fair Value
Gross Unrealized Holding Losses	42	41
Gross Unrealized Holding Losses
MS&AD Insurance Group Holdings, Inc. [Member]
Fair value of common shares	4,140
Nissay Dowa General Insurance Company Limited [Member]
Carrying amount of common shares	¥ 1,366